Disposal of subsidiary	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disposal of subsidiary
18.	Disposal of subsidiary

(a)	Disposal of HeadHunter LLC (Ukraine)
On April 26, 2018 the Group sold its 51% share in its subsidiary HeadHunter LLC (Ukraine), through which the Group has conducted operations in its “Ukraine” operating segment, to the minority shareholders for a consideration (to be received) of RUB 2,624 thousand and recognized a gain on disposal of subsidiary in the amount of RUB 6,131 thousand.

Effect of disposal on the financial position of the Group
(in thousands of Russian Roubles)

For the year ended December 31, 2018
Consideration to be received	2,624
Less net liabilities, including:
Assets disposed	(19,162)
Liabilities disposed	26,756

Total net liabilities	7,594
Less currency translation reserve released on disposal	44
Less non-controlling interest disposed	(4,131)

Gain on disposal of subsidiary	6,131

Consideration received, satisfied in cash	—
Cash and cash equivalents disposed of	(10,847)

Net cash outflow	(10,847)

The consideration will be received in accordance with the payment schedule starting from October 1, 2020 and ending by March 31, 2023. The discounted amount of the non-current
portion of the consideration to be received is presented within “Other non-current
assets” in the consolidated financial statements.
Results from operations of subsidiary disposed
(in thousands of Russian Roubles)

	For the year ended December 31,
	2018	2017
Revenue	16,484	39,395
Operating costs and expenses (exclusive of depreciation and amortization)	(23,770)	(38,092)
Depreciation and amortization	(101)	(245)

Operating (loss)/income	(7,387)	1,058
Net foreign exchange gain	231	670

(Loss)/profit before income tax	(7,156)	1,728
Income tax recovery/(expense)	670	(345)

Net (loss)/income for the year	(6,486)	1,383

Attributable to:
Owners of the Company	(3,308)	706
Non-controlling interest	(3,178)	678

(b)	Disposal of CV Keskus OU
On March 29, 2017, the Group sold its 100% share in its subsidiary CV Keskus OU, through which the Group has conducted its operations in Estonia, Latvia and Lithuania, to a third party for the consideration of RUB 797,352 thousand.
The gain on disposal included in the profit before income tax for the year ended December 31, 2017 amounted to RUB 439,115 thousand.

Effect of disposal on the financial position of the Group
(in thousands of Russian Roubles)

For the year ended December 31, 2017
Cash received	797,352
Less settlement of loan	(30,658)
Less net assets, including:
Assets held for sale	(358,976)
Liabilities held for sale	115,683

Total net assets	(243,293)
Less currency translation reserve released on disposal	(84,286)

Gain on disposal of subsidiary	439,115

Consideration received, satisfied in cash	797,352
Cash and cash equivalents disposed of	(32,775)

Net cash inflow	764,577

Results from operations of subsidiary disposed
(in thousands of Russian Roubles)

For the year ended December 31, 2017
Revenue	54,191
Operating costs and expenses (exclusive of depreciation and amortization)	(38,307)
Depreciation and amortization	—

Operating income	15,884
Net finance costs	(2)

Profit before income tax	15,882
Income tax	—

Net income for the year	15,882